Quarterly Schedules of
Portfolio Holdings
January 31, 2021
Harbor Robeco Series

	Retirement Class	Institutional Class	Administrative Class	Investor Class
CONSERVATIVE EQUITY
Harbor Robeco Emerging Markets Conservative Equities Fund	HRERX	HRETX	HREAX	HRENX
Harbor Robeco Global Conservative Equities Fund	HRGTX	HRGIX	HRGDX	HRGNX
Harbor Robeco International Conservative Equities Fund	HRIRX	HRIEX	HRIMX	HRIVX
Harbor Robeco US Conservative Equities Fund	HRURX	HRUNX	HRUAX	HRUVX
CORE EQUITY
Harbor Robeco Emerging Markets Active Equities Fund	HRMEX	HRMTX	HRMNX	HRMOX

Harbor Robeco Emerging Markets Conservative Equities Fund
Portfolio of Investments—January 31, 2021 (Unaudited)

Value, Cost and Principal Amounts in Thousands
COMMON STOCKS—98.3%
Shares		Value
AUTO COMPONENTS—1.6%
5,275	Shandong Linglong Tyre Co. Ltd. (China)	$35
5,400	Weifu High Technology Group Ltd. (China)	19
		54
AUTOMOBILES—2.8%
766	KIA Motors Corp. (South Korea)	56
7,759	Tofas Turk Otomobil Fabrikasi AS (Turkey)	38
		94
BANKS—17.1%
73,000	Agricultural Bank of China Ltd. (China)	26
3,728	Al Rajhi Bank (Saudi Arabia)	72
18,700	Bank of Beijing Co. Ltd. (China)	14
193,000	Bank of China Ltd. (China)	65
40,000	Bank of Communications Co. Ltd. (China)	22
29,120	Chang Hwa Commercial Bank Ltd. (Taiwan)	17
74,000	China Construction Bank Corp. (China)	56
29,000	China Everbright Bank Co. Ltd. (China)	12
55,500	China Minsheng Banking Corp Ltd. (China)	32
36,000	CTBC Financial Holding Co. Ltd. (Taiwan)	24
30,900	First Financial Holding Co. Ltd. (Taiwan)	22
500	Hana Financial Group Inc. (South Korea)	15
29,568	Hua Nan Financial Holdings Co Ltd. (Taiwan)	18
18,000	Huaxia Bank Co. Ltd. (China)	17
734	KB Financial Group Inc. (South Korea)	27
9,800	Kiatnakin Bank PCL NVDR (Thailand)	18
6,410	Malayan Banking BHD (Malaysia)	12
16,460	Masraf Al Rayan Q.S.C (Qatar)	20
49,000	Postal Savings Bank of China (China)	35
484	Shinhan Financial Group Co. Ltd. (South Korea)	13
32,000	SinoPac Financial Holdings Co. Ltd. (Taiwan)	13
26,601	Taishin Financial Holding Co. Ltd. (Taiwan)	12
27,810	Taiwan Cooperative Financial Holding Co. Ltd. (Taiwan)	19
		581
BEVERAGES—0.7%
3,000	Arca Continental SAB de CV (Mexico)	14
404	Hite Jinro Co. Ltd. (South Korea)	11
		25
CHEMICALS—0.5%
9,000	Taiwan Fertilizer Co. Ltd. (Taiwan)	16
COMMERCIAL SERVICES & SUPPLIES—1.4%
6,000	Country Garden Services Holdings Co. Ltd. (China)	49
CONSTRUCTION & ENGINEERING—1.1%
6,000	China Conch Venture Holdings Ltd. (China)	28
13,300	Shanghai Tunnel Engineering Co. Ltd. (China)	11
		39
CONSTRUCTION MATERIALS—2.8%
4,500	Anhui Conch Cement Co. Ltd. (China)	27
12,000	Asia Cement Corp. (Taiwan)	17
22,000	China Resources Cement Holdings Ltd. (China)	24
17,850	Taiwan Cement Corp (Taiwan)	26
		94
DIVERSIFIED TELECOMMUNICATION SERVICES—4.4%
11,000	Chunghwa Telecom Co. Ltd. (Taiwan)	42
1,715	Hellenic Telecommunications Organization SA (Greece)	25
2,097	KT Corp. ADR (South Korea)	22
3,186	Telefonica Brasil SA ADR (Brazil)	26
COMMON STOCKS—Continued
Shares		Value
DIVERSIFIED TELECOMMUNICATION SERVICES—Continued
48,200	Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	$11
20,330	Turk Telekomunikasyon AS (Turkey)	22
		148
ELECTRIC UTILITIES—1.6%
1,667	Cia Paranaense de Energia ADR (Brazil)	20
5,700	Transmissora Alianca de Energia Eletrica SA (Brazil)	33
		53
ELECTRICAL EQUIPMENT—1.7%
3,700	WEG SA (Brazil)	57
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.6%
4,000	Foxconn Technology Co. Ltd. (Taiwan)	11
7,000	Hon Hai Precision Industry Co. Ltd. (Taiwan)	28
9,000	Synnex Technology International Corp (Taiwan)	14
		53
ENTERTAINMENT—1.7%
484	NetEase Inc. ADR (China)	56
FOOD & STAPLES RETAILING—2.2%
2,925	Bim Birlesik Magazalar AS (Turkey)	29
15,400	Wal-Mart de Mexico SAB de CV (Mexico)	44
		73
FOOD PRODUCTS—2.7%
2,200	Gruma SAB de CV (Mexico)	24
1,800	Henan Shuanghui Investment & Development Co Ltd. (China)	13
77	NongShim Co. Ltd. (South Korea)	20
46,000	Want Want China Holdings Ltd. (China)	33
		90
GAS UTILITIES—0.4%
900	Enn Energy Holdings Ltd. (China)	14
HEALTH CARE EQUIPMENT & SUPPLIES—0.9%
8,000	Shandong Weigao Group Medical Polymer Co Ltd. (China)	15
9,300	Top Glove Corp. BHD (Malaysia)	15
		30
HEALTH CARE PROVIDERS & SERVICES—1.5%
3,250	Al Hammadi Co. For Development And Investment (Saudi Arabia)	24
4,300	Jointown Pharmaceutical Group Co. Ltd. (China)	12
355	Mouwasat Medical Services Co. (Saudi Arabia)	14
		50
HOTELS, RESTAURANTS & LEISURE—2.3%
1,175	Saudi Airlines Catering Co. (Saudi Arabia)	24
940	Yum China Holdings Inc. (United States)	53
		77
HOUSEHOLD DURABLES—1.6%
2,200	Joyoung Co. Ltd. (China)	9
327	LG Electronics Inc. (South Korea)	45
		54
HOUSEHOLD PRODUCTS—0.4%
8,000	Kimberly-Clark de Mexico SAB de CV (Mexico)	14

Harbor Robeco Emerging Markets Conservative Equities Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands
COMMON STOCKS—Continued
Shares		Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—1.1%
5,100	AES Tiete Energia SA (Brazil)	$16
7,100	China Yangtze Power Co. Ltd. (China)	21
		37
INDUSTRIAL CONGLOMERATES—1.1%
73,845	Dogan Sirketler Grubu Holding AS (Turkey)	39
INSURANCE—1.7%
3,300	BB Seguridade Participacoes SA (Brazil)	17
9,000	Cathay Financial Holding Co. Ltd. (Taiwan)	13
17,000	Fubon Financial Holding Co. Ltd. (Taiwan)	27
		57
INTERACTIVE MEDIA & SERVICES—3.5%
116	Kakao Corp (South Korea)	46
800	Tencent Holdings Ltd. (China)	71
		117
INTERNET & DIRECT MARKETING RETAIL—1.8%
243	Alibaba Group Holding Ltd. ADR (China)	62
IT SERVICES—2.9%
5,856	Infosys Ltd. ADR (India)	99
MARINE—0.3%
7,000	MISC BHD (Malaysia)	10
MEDIA—0.4%
9,600	China South Publishing & Media Group Co Ltd. (China)	14
METALS & MINING—3.3%
17,800	Baoshan Iron + Steel Co. (China)	18
674	Kumba Iron Ore Ltd. (South Africa)	27
361	MMC Norilsk Nickel PJSC ADR (Russia)	12
410	Polyus PJSC GDR (Russia)	39
907	Severstal PJSC GDR (Russia)	15
		111
OIL, GAS & CONSUMABLE FUELS—5.2%
28,000	China Petroleum & Chemical Corp. (China)	13
20,500	China Shenhua Energy Co. Ltd. (China)	38
5,792	Gazprom PJSC ADR (Russia)	32
680	LUKOIL PJSC ADR (Russia)	49
168	Novatek PJSC GDR (Russia)	28
18,126	Qatar Gas Transport Co. Ltd. (Qatar)	17
		177
PHARMACEUTICALS—0.9%
246	Dr. Reddy's Laboratories Ltd. ADR (India)	15
4,400	Shandong Buchang Pharmaceuticals Co. Ltd. (China)	15
		30
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.2%
30,483	Aldar Properties PJSC (United Arab Emirates)	29
8,800	Highwealth Construction Corp (Taiwan)	13
		42
ROAD & RAIL—0.5%
17,800	Daqin Railway Co. Ltd. (China)	18
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.5%
4,000	Radiant Opto-Electronics Corp (Taiwan)	16
COMMON STOCKS—Continued
Shares		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—Continued
5,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	$106
36,000	United Microelectronics Corp. (Taiwan)	65
		187
SPECIALTY RETAIL—1.1%
659	Jarir Marketing Co. (Saudi Arabia)	30
1,500	Zhongsheng Group Holdings (China)	9
		39
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—8.4%
5,000	Asustek Computer Inc. (Taiwan)	51
4,000	Chicony Electronics Co. Ltd. (Taiwan)	12
32,000	Compal Electronics Inc. (Taiwan)	24
31,700	Digital Telecommunications Infrastructure Fund (Thailand)	14
17,000	Lite-On Technology Corp. (Taiwan)	33
15,000	Pegatron Corp (Taiwan)	42
11,000	Quanta Computer Inc. (Taiwan)	32
778	Samsung Electronics Co. Ltd. (South Korea)	57
17,000	Wistron Corp. (Taiwan)	19
		284
TOBACCO—1.0%
489	KT&G Corp. (South Korea)	35
TRANSPORTATION INFRASTRUCTURE—0.9%
8,000	Jiangsu Expressway Co Ltd. (China)	9
13,099	Shenzhen International Holdings Ltd. (China)	22
		31
WATER UTILITIES—1.0%
20,000	Guangdong Investment Ltd. (China)	35
WIRELESS TELECOMMUNICATION SERVICES—5.5%
5,800	Advanced Info Service PCL NVDR (Thailand)	33
7,000	Far EasTone Telecommunications Co Ltd. (Taiwan)	15
1,732	SK Telecom Co. Ltd. ADR (South Korea)	42
6,000	Taiwan Mobile Co. Ltd. (Taiwan)	21
16,486	Turkcell Iletisim Hizmetleri AS (Turkey)	36
4,741	Vodacom Group Ltd. (South Africa)	39
		186
TOTAL COMMON STOCKS
(Cost $2,923)		3,331

PREFERRED STOCKS—0.6%
(Cost $32)
BANKS—0.6%
10,000	Itausa - Investimentos Itau SA (Brazil)	19
TOTAL INVESTMENTS—98.9%
(Cost $2,955)		3,350
CASH AND OTHER ASSETS, LESS LIABILITIES—1.1%		38
TOTAL NET ASSETS—100.0%		$3,388

Harbor Robeco Emerging Markets Conservative Equities Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2021 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$—	$66	$—	$66
Europe	175	189	—	364
Latin America	265	—	—	265
Middle East/Central Asia	114	230	—	344
North America	53	—	—	53
Pacific Basin	182	2,057	—	2,239
Preferred Stocks
Latin America	19	—	—	19
Total Investments in Securities	$808	$2,542	$—	$3,350
There were no Level 3 investments at January 31, 2021 or October 31, 2020.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolio of Investments.

*	Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At January 31, 2021, the aggregate value of these securities was $35 or 1% of net assets.

The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Robeco Global Conservative Equities Fund
Portfolio of Investments—January 31, 2021 (Unaudited)

Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—98.9%
Shares		Value
AEROSPACE & DEFENSE—0.2%
110	Lockheed Martin Corp. (United States)	$35
AIR FREIGHT & LOGISTICS—3.4%
1,165	Expeditors International of Washington Inc. (United States)	104
365	FedEx Corp. (United States)	86
18,391	Postnl NV (Netherlands)*	76
1,718	United Parcel Service Inc. (United States)	266
		532
AUTOMOBILES—0.1%
200	Toyota Motor Corp. (Japan)	14
BANKS—1.9%
1,652	Canadian Imperial Bank of Commerce (Canada)	141
1,575	Investors Bancorp Inc. (United States)	18
588	JPMorgan Chase & Co. (United States)	76
668	National Bank of Canada (Canada)	37
144	PNC Financial Services Group Inc. (United States)	21
561	Sydbank AS (Denmark)*	11
		304
BEVERAGES—0.2%
229	PepsiCo Inc. (United States)	31
BIOTECHNOLOGY—2.6%
1,275	Amgen Inc. (United States)	308
608	Gilead Sciences Inc. (United States)	40
411	United Therapeutics Corp. (United States)*	67
		415
BUILDING PRODUCTS—0.8%
210	Geberit AG (Switzerland)	129
CAPITAL MARKETS—2.1%
580	Artisan Partners Asset Management Inc. (United States)	28
340	ASX Ltd. (Australia)	19
1,165	CI Financial Corp (Canada)	14
481	Flow Traders (Netherlands)[1]	18
5,624	IG Group Holdings plc (United Kingdom)	58
1,221	IGM Financial Inc. (Canada)	32
4,500	Nomura Holdings Inc. (Japan)	24
11,200	Singapore Exchange Ltd. (Singapore)	83
268	T Rowe Price Group Inc. (United States)	42
749	Virtu Financial Inc. (United States)	21
		339
CHEMICALS—0.6%
1,096	Croda International plc (United Kingdom)	94
COMMERCIAL SERVICES & SUPPLIES—0.9%
1,377	Waste Connections Inc. (Canada)	136
COMMUNICATIONS EQUIPMENT—0.4%
1,236	Cisco Systems Inc. (United States)	55
CONSTRUCTION & ENGINEERING—0.3%
1,532	Skanska AB Class B (Sweden)	40
CONTAINERS & PACKAGING—0.6%
470	Aptargroup Inc. (United States)	62
655	Silgan Holdings Inc. (United States)	24
		86
COMMON STOCKS—Continued
Shares		Value
DIVERSIFIED FINANCIAL SERVICES—1.8%
1,000	Berkshire Hathaway Inc. Class B (United States)*	$228
2,986	Plus500 Ltd. (United Kingdom)	55
		283
DIVERSIFIED TELECOMMUNICATION SERVICES—4.7%
983	AT&T Inc. (United States)	28
1,307	Deutsche Telekom AG (Germany)	23
49,000	HKT Trust & HKT Ltd Stapled Security (Hong Kong)	65
3,554	Proximus SADP (Belgium)	75
6,295	Spark New Zealand Ltd. (New Zealand)	22
39	Swisscom AG (Switzerland)	21
5,765	Telenor ASA (Norway)	95
21,986	Telia Co. AB (Sweden)	96
5,871	Verizon Communications Inc. (United States)	322
		747
ELECTRIC UTILITIES—1.6%
40,639	Ausnet Services (Australia)	53
685	Endesa SA (Spain)	18
2,082	Enel SpA (Italy)	21
3,504	Hydro One Ltd. (Canada)[1]	81
2,381	Iberdrola SA (Spain)*	32[x]
307	Southern Co. (United States)	18
1,790	SSE PLC (United Kingdom)	36
		259
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.9%
937	Arrow Electronics Inc. (United States)*	92
3,300	Venture Corp. Ltd. (Singapore)	49
		141
ENTERTAINMENT—2.5%
1,000	Capcom Co. Ltd. (Japan)	63
1,364	Electronic Arts Inc. (United States)	195
4,457	Vivendi SA (France)	137
		395
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—0.6%
992	Easterly Government Properties Inc. (United States)	22
1,308	Lexington Realty Trust (United States)	13
6,700	Mapletree Industrial Trust (Singapore)*	14
7	Nippon ProLogis REIT Inc. (Japan)	23
311	Terreno Realty Corp (United States)	18
		90
FOOD & STAPLES RETAILING—6.4%
2,418	Axfood AB (Sweden)	58
1,102	Colruyt SA (Belgium)	68
383	Costco Wholesale Corp. (United States)	135
5,369	Koninklijke Ahold Delhaize NV (Netherlands)	154
4,163	Kroger Co. (United States)	144
428	Metro Inc. (Canada)	18
839	Sprouts Farmers Market Inc. (United States)*	19
800	Sugi Holdings Co. Ltd. (Japan)	53
1,700	Sundrug Co. Ltd. (Japan)	67
1,966	Walmart Inc. (United States)	276
759	Woolworths Group Ltd. (Australia)	24
		1,016
FOOD PRODUCTS—2.1%
811	Flowers Foods Inc. (United States)	19
2,809	General Mills Inc. (United States)	163
404	Hormel Foods Corp. (United States)	19

Harbor Robeco Global Conservative Equities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—Continued
Shares		Value
FOOD PRODUCTS—Continued
163	JM Smucker Co. (United States)	$19
800	Nissin Foods Holdings Co. Ltd. (Japan)	69
3,989	Orkla ASA (Norway)	39
		328
GAS UTILITIES—0.1%
3,797	Snam SpA (Italy)	20
HEALTH CARE EQUIPMENT & SUPPLIES—2.4%
1,694	Ansell Ltd. (Australia)	47
1,196	Danaher Corp. (United States)	284
139	West Pharmaceutical Services Inc. (United States)	42
		373
HEALTH CARE PROVIDERS & SERVICES—0.2%
288	DaVita Inc. (United States)*	34
HOTELS, RESTAURANTS & LEISURE—0.3%
197	McDonald's Corp. (United States)	41
HOUSEHOLD DURABLES—2.0%
1,500	De'Longhi SpA (Italy)	54
193	Garmin Ltd. (United States)	22
173	Helen of Troy Ltd. (United States)*	42
471	PulteGroup Inc. (United States)	21
500	Rinnai Corp. (Japan)	52
1,700	Sekisui House Ltd. (Japan)	33
478	Whirlpool Corp. (United States)	88
		312
HOUSEHOLD PRODUCTS—4.9%
105	Clorox Co. (United States)	22
3,211	Colgate-Palmolive Co. (United States)	250
1,987	Procter & Gamble Co. (United States)	255
2,832	Reckitt Benckiser Group plc (United Kingdom)	240
		767
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.2%
6,304	Meridian Energy Ltd. (New Zealand)	32
INDUSTRIAL CONGLOMERATES—1.9%
1,696	3M Co. (United States)	298
INSURANCE—4.3%
2,094	Admiral Group plc (United Kingdom)	83
312	Ageas (Belgium)	16
104	Allianz SE (Germany)	23
327	Allstate Corp. (United States)	35
200	AMERISAFE Inc. (United States)	11
19,927	Direct Line Insurance Group plc (United Kingdom)	82
290	Erie Indemnity Co. Class A (United States)	70
1,665	Gjensidige Forsikring ASA (Norway)	38
774	Great-West Lifeco Inc. (Canada)	18
114	Intact Financial Corp. (Canada)	13
139	Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	37
437	Sun Life Financial Inc. (Canada)	20
2,416	The Progressive Corp. (United States)	211
56	Zurich Insurance Group AG (Switzerland)	22
		679
INTERACTIVE MEDIA & SERVICES—0.5%
1,023	Scout24 AG (Germany)[1]	79
COMMON STOCKS—Continued
Shares		Value
INTERNET & DIRECT MARKETING RETAIL—0.3%
853	eBay Inc. (United States)	$48
IT SERVICES—1.9%
218	Akamai Technologies Inc. (United States)*	24
503	Amdocs Ltd. (United States)	36
134	CACI International Inc. (United States)*	32
300	Fujitsu Ltd. (Japan)	46
174	Jack Henry + Associates Inc. (United States)	25
228	ManTech International Corp. (United States)	21
2,255	Nic Inc. (United States)	61
900	Nomura Research Institute Ltd. (Japan)	30
1,457	Western Union Co. (United States)	32
		307
LEISURE PRODUCTS—0.2%
500	Sankyo Co. Ltd. (Japan)	15
287	Sturm Ruger & Co. Inc. (United States)	18
		33
LIFE SCIENCES TOOLS & SERVICES—2.8%
162	Bio-Rad Laboratories Inc. (United States)*	93
118	Tecan Group AG (Switzerland)	57
571	Thermo Fisher Scientific Inc. (United States)	291
		441
MACHINERY—2.3%
702	Cummins Inc. (United States)	164
886	Graco Inc. (United States)	61
1,738	Kone OYJ Class B (Finland)	137
		362
MARINE—0.6%
441	Kuehne + Nagel International AG (Switzerland)	100
MEDIA—0.4%
2,920	Quebecor Inc. (Canada)	70
METALS & MINING—1.0%
9,799	Fortescue Metals Group Ltd. (Australia)	161
MULTILINE RETAIL—6.0%
336	Canadian Tire Corp. (Canada)	44
1,046	Dollar General Corp. (United States)	203
2,429	Dollarama Inc. (Canada)	95
17,332	Harvey Norman Holdings Ltd. (Australia)	70
1,791	Target Corp (United States)	324
5,194	Wesfarmers Ltd. (Australia)	216
		952
MULTI-UTILITIES—0.4%
1,346	AGL Energy Ltd. (Australia)	12
274	Dominion Energy Inc. (United States)	20
4,113	Hera SpA (Italy)	14
938	National Grid plc (United Kingdom)	11
		57
PAPER & FOREST PRODUCTS—0.7%
1,463	Holmen AB Class B (Sweden)	67
1,378	Stella-Jones Inc. (Canada)	50
		117
PERSONAL PRODUCTS—1.5%
4,199	Unilever plc (United Kingdom)	244

Harbor Robeco Global Conservative Equities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—Continued
Shares		Value
PHARMACEUTICALS—8.3%
182	Eli Lilly and Co. (United States)	$38
1,229	GlaxoSmithKline plc (United Kingdom)	23
2,027	Johnson & Johnson (United States)	331
3,649	Merck & Co. Inc. (United States)	281
3,443	Novartis AG (Switzerland)	312
7,753	Pfizer Inc. (United States)	278
154	Roche Holding AG (Switzerland)	53
		1,316
PROFESSIONAL SERVICES—0.6%
1,220	Thomson Reuters Corp (Canada)	100
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.1%
174	Swiss Prime Site AG (Switzerland)	17
ROAD & RAIL—2.2%
4,694	Aurizon Holdings Ltd. (Australia)	13
597	Canadian Pacific Railway Ltd. (Canada)	201
871	CSX Corp (United States)	75
438	Landstar System Inc. (United States)	61
		350
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.2%
614	Intel Corp. (United States)	34
1,905	Texas Instruments Inc. (United States)	316
		350
SOFTWARE—6.4%
831	Check Point Software Technologies Ltd. (Israel)*	106
849	Citrix Systems Inc. (United States)	113
2,039	Microsoft Corp. (United States)	473
4,941	Oracle Corp. (United States)	299
63	Zoom Video Communications Inc. (United States)*	23
		1,014
SPECIALTY RETAIL—3.7%
23	AutoZone Inc. (United States)*	26
1,488	Best Buy Co. Inc. (United States)	162
421	Hornbach Holding AG & Co. KGAA (Germany)	40
711	JB Hi-Fi Ltd. (Australia)	28
21,026	Kingfisher plc (United Kingdom)*	80
4,300	K's Holdings Corp (Japan)	58
171	Murphy USA Inc. (United States)	21
500	Nitori Holdings Co. Ltd. (Japan)	99
600	Shimamura Co. Ltd. (Japan)	67
		581
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.7%
720	Apple Inc. (United States)	95
2,300	FUJIFILM Holdings Corp. (Japan)	132
718	Seagate Technology plc (Ireland)	47
		274
TRADING COMPANIES & DISTRIBUTORS—3.2%
2,774	Bunzl plc (United Kingdom)	89
6,500	ITOCHU Corp. (Japan)	186
6,600	Mitsubishi Corp. (Japan)	167
240	Watsco Inc. (United States)	58
		500
COMMON STOCKS—Continued
Shares		Value
WIRELESS TELECOMMUNICATION SERVICES—0.9%
1,300	KDDI Corp. (Japan)	$38
2,460	Rogers Communications Inc. (Canada)	111
		149
TOTAL COMMON STOCKS
(Cost $15,078)		15,647
TOTAL INVESTMENTS—98.9%
(Cost $15,078)		15,647
CASH AND OTHER ASSETS, LESS LIABILITIES—1.1%		169
TOTAL NET ASSETS—100.0%		$15,816

Harbor Robeco Global Conservative Equities Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2021 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$47	$3,293	$—	$3,340
Middle East/Central Asia	106	—	—	106
North America	9,795	261	—	10,056
Pacific Basin	—	2,145	—	2,145
Total Investments in Securities	$9,948	$5,699	$—	$15,647
There were no Level 3 investments at January 31, 2021 or October 31, 2020.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolio of Investments.

*	Non-income producing security
x	Fair valued in accordance with Harbor Funds’ Valuation Procedures.
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At January 31, 2021, the aggregate value of these securities was $178 or 1% of net assets.

The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Robeco International Conservative Equities Fund
Portfolio of Investments—January 31, 2021 (Unaudited)

Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—98.3%
Shares		Value
AEROSPACE & DEFENSE—0.6%
2,839	BAE Systems plc (United Kingdom)	$18
AIR FREIGHT & LOGISTICS—1.7%
1,384	Bpost SA (Belgium)*	16
3,475	CTT-Correios de Portugal SA (Portugal)*	10
6,499	Postnl NV (Netherlands)*	27
		53
AUTOMOBILES—1.5%
700	Toyota Motor Corp. (Japan)	49
BANKS—1.9%
1,670	Mizuho Financial Group Inc. (Japan)	22
2,454	Skandinaviska Enskilda Banken AB (Sweden)	27
563	Sydbank AS (Denmark)*	11
		60
BEVERAGES—0.7%
147	Carlsberg AS (Denmark)	21
BUILDING PRODUCTS—0.8%
41	Geberit AG (Switzerland)	25
CAPITAL MARKETS—3.8%
368	ASX Ltd. (Australia)	20
1,154	CI Financial Corp (Canada)	14
630	Flow Traders (Netherlands)[1]	24
2,285	IG Group Holdings plc (United Kingdom)	24
628	IGM Financial Inc. (Canada)	17
3,000	Singapore Exchange Ltd. (Singapore)	22
		121
CHEMICALS—1.3%
8	Givaudan SA (Switzerland)	32
554	Kemira OYJ (Finland)	10
		42
COMMERCIAL SERVICES & SUPPLIES—0.9%
300	Secom Co. Ltd. (Japan)	27
CONSTRUCTION & ENGINEERING—2.0%
1,500	Kandenko Co. Ltd. (Japan)	13
800	Kinden Corp. (Japan)	13
1,494	Skanska AB Class B (Sweden)	38
		64
DISTRIBUTORS—0.7%
277	D'ieteren SA (Belgium)	22
DIVERSIFIED FINANCIAL SERVICES—1.6%
1,312	Plus500 Ltd. (United Kingdom)	24
83	Sofina SA (Belgium)	27
		51
DIVERSIFIED TELECOMMUNICATION SERVICES—6.7%
1,776	Deutsche Telekom AG (Germany)	31
21,000	HKT Trust & HKT Ltd Stapled Security (Hong Kong)	28
31,706	PCCW Ltd. (Hong Kong)	18
1,345	Proximus SADP (Belgium)	28
6,575	Spark New Zealand Ltd. (New Zealand)	22
40	Swisscom AG (Switzerland)	22
6,163	Telefonica Deutschland Holding AG (Germany)	17
COMMON STOCKS—Continued
Shares		Value
DIVERSIFIED TELECOMMUNICATION SERVICES—Continued
1,448	Telenor ASA (Norway)	$24
4,713	Telia Co. AB (Sweden)	21
		211
ELECTRIC UTILITIES—3.9%
10,309	Ausnet Services (Australia)	14
156	BKW AG (Switzerland)	18
732	Endesa SA (Spain)	19
962	Hydro One Ltd. (Canada)[1]	22
3,279	Iberdrola SA (Spain)*	44[x]
1,000	Power Assets Holdings Ltd. (Hong Kong)	5
		122
ELECTRICAL EQUIPMENT—0.9%
567	Signify NV (Netherlands)[1]	27
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.5%
100	Hirose Electric Co. Ltd. (Japan)	16
ENTERTAINMENT—1.5%
1,550	Vivendi SA (France)	48
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—2.7%
3,888	BWP Trust (Australia)	13
9,400	Mapletree Industrial Trust (Singapore)*	20
14,877	Mapletree Logistics Trust (Singapore)*	22
10	Mori Trust Sogo Inc. (Japan)	13
444	Warehouses de Pauw CVA (Belgium)	16
		84
FOOD & STAPLES RETAILING—9.2%
722	Axfood AB (Sweden)	17
2,118	Coles Group Ltd. (Australia)	29
350	Colruyt SA (Belgium)	22
453	ICA Gruppen AB (Sweden)	23
1,064	Kesko OYJ Class B (Finland)	28
1,853	Koninklijke Ahold Delhaize NV (Netherlands)	53
300	Lawson Inc. (Japan)	14
371	Loblaw Cos. Ltd. (Canada)	18
412	Metro Inc. (Canada)	18
300	Sugi Holdings Co. Ltd. (Japan)	20
500	Sundrug Co. Ltd. (Japan)	20
937	Woolworths Group Ltd. (Australia)	29
		291
FOOD PRODUCTS—3.6%
3	Chocoladefabriken Lindt & Spruengli AG (Switzerland)	26
300	Nissin Foods Holdings Co. Ltd. (Japan)	26
3,893	Orkla ASA (Norway)	38
500	Toyo Suisan Kaisha Ltd. (Japan)	24
		114
GAS UTILITIES—1.0%
500	Osaka Gas Co. Ltd. (Japan)	9
4,095	Snam SpA (Italy)	22
		31
HEALTH CARE EQUIPMENT & SUPPLIES—0.8%
1,009	Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	25

Harbor Robeco International Conservative Equities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—Continued
Shares		Value
HEALTH CARE PROVIDERS & SERVICES—1.3%
222	Galenica AG (Switzerland)[1]	$15
977	Sonic Healthcare Ltd. (Australia)	25
		40
HOUSEHOLD DURABLES—3.0%
295	Berkeley Group Holdings plc (United Kingdom)	17
639	De'Longhi SpA (Italy)	23
200	Rinnai Corp. (Japan)	21
1,700	Sekisui House Ltd. (Japan)	33
		94
HOUSEHOLD PRODUCTS—1.7%
620	Reckitt Benckiser Group plc (United Kingdom)	53
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—2.8%
703	Atlantica Sustainable Infrastructure plc (United Kingdom)	29
6,507	Meridian Energy Ltd. (New Zealand)	33
1,602	TransAlta Renewables Inc (Canada)	27
		89
INSURANCE—7.1%
675	Admiral Group plc (United Kingdom)	27
338	Ageas (Belgium)	17
164	Allianz SE (Germany)	37
5,018	Direct Line Insurance Group plc (United Kingdom)	21
1,586	Gjensidige Forsikring ASA (Norway)	36
78	Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	21
398	Sun Life Financial Inc. (Canada)	18
6,200	Unipolsai Assicurazioni SpA (Italy)	16
77	Zurich Insurance Group AG (Switzerland)	31
		224
IT SERVICES—0.9%
900	Nomura Research Institute Ltd. (Japan)	30
LEISURE PRODUCTS—0.8%
900	Sankyo Co. Ltd. (Japan)	26
MACHINERY—1.5%
625	Kone OYJ Class B (Finland)	49
METALS & MINING—4.2%
3,784	Fortescue Metals Group Ltd. (Australia)	62
821	Rio Tinto Ltd. (Australia)	69
		131
MULTILINE RETAIL—2.3%
1,761	Wesfarmers Ltd. (Australia)	73
MULTI-UTILITIES—1.6%
1,442	AGL Energy Ltd. (Australia)	13
4,129	Hera SpA (Italy)	14
2,099	National Grid plc (United Kingdom)	24
		51
PAPER & FOREST PRODUCTS—0.9%
597	Holmen AB Class B (Sweden)	27
PHARMACEUTICALS—6.0%
157	AstraZeneca plc (United Kingdom)	16
600	Chugai Pharmaceutical Co. Ltd. (Japan)	32
1,682	GlaxoSmithKline plc (United Kingdom)	31
232	Novo Nordisk AS (Denmark)	16
COMMON STOCKS—Continued
Shares		Value
PHARMACEUTICALS—Continued
1,100	Ono Pharmaceutical Co. Ltd. (Japan)	$33
139	Roche Holding AG (Switzerland)	48
149	Sanofi SA (France)	14
		190
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.5%
600	Goldcrest Co. Ltd. (Japan)	10
139	PSP Swiss Property AG (Switzerland)	18
186	Swiss Prime Site AG (Switzerland)	18
		46
ROAD & RAIL—0.4%
4,989	Aurizon Holdings Ltd. (Australia)	14
SOFTWARE—1.2%
296	Check Point Software Technologies Ltd. (Israel)*	38
SPECIALTY RETAIL—6.6%
1,124	Bilia AB Class A (Sweden)	14
1,400	EDION Corp (Japan)	14
142	Fielmann AG (Germany)*	12
185	Hornbach Holding AG & Co. KGAA (Germany)	18
714	JB Hi-Fi Ltd. (Australia)	28
8,263	Kingfisher plc (United Kingdom)*	31
300	Kohnan Shoji Co. Ltd. (Japan)	8
1,500	K's Holdings Corp (Japan)	20
200	Nitori Holdings Co. Ltd. (Japan)	40
200	Shimamura Co. Ltd. (Japan)	22
		207
TOBACCO—1.5%
2,300	Japan Tobacco Inc. (Japan)	46
TRADING COMPANIES & DISTRIBUTORS—2.1%
1,051	Bunzl plc (United Kingdom)	34
1,100	ITOCHU Corp. (Japan)	31
		65
WIRELESS TELECOMMUNICATION SERVICES—2.6%
775	Freenet AG (Germany)	16
1,700	KDDI Corp. (Japan)	50
9,652	Vodafone Group plc (United Kingdom)	17
		83
TOTAL COMMON STOCKS
(Cost $2,854)		3,098
TOTAL INVESTMENTS—98.3%
(Cost $2,854)		3,098
CASH AND OTHER ASSETS, LESS LIABILITIES—1.7%		55
TOTAL NET ASSETS—100.0%		$3,153

Harbor Robeco International Conservative Equities Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2021 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$29	$1,631	$—	$1,660
Middle East/Central Asia	38	—	—	38
North America	134	—	—	134
Pacific Basin	—	1,266	—	1,266
Total Investments in Securities	$201	$2,897	$—	$3,098
There were no Level 3 investments at January 31, 2021 or October 31,2020.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
x	Fair valued in accordance with Harbor Funds’ Valuation Procedures.
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At January 31, 2021, the aggregate value of these securities was $88 or 3% of net assets.

The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Robeco US Conservative Equities Fund
Portfolio of Investments—January 31, 2021 (Unaudited)

Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—95.8%
Shares		Value
AEROSPACE & DEFENSE—0.8%
86	Lockheed Martin Corp.	$28
AIR FREIGHT & LOGISTICS—0.9%
314	CH Robinson Worldwide Inc.	27
50	Expeditors International of Washington Inc.	4
		31
BANKS—3.0%
1,658	Investors Bancorp Inc.	19
455	JPMorgan Chase & Co.	59
539	U.S. Bancorp.	23
		101
BEVERAGES—1.3%
326	PepsiCo Inc.	44
BIOTECHNOLOGY—4.1%
165	Amgen Inc.	40
1,001	Gilead Sciences Inc.	66
15	Regeneron Pharmaceuticals Inc.*	7
148	United Therapeutics Corp.*	24
		137
BUILDING PRODUCTS—1.3%
616	Johnson Controls International plc	31
137	Simpson Manufacturing Co. Inc.	12
		43
CAPITAL MARKETS—1.2%
1,402	Virtu Financial Inc.	39
CHEMICALS—0.7%
64	Newmarket Corp.	25
COMMERCIAL SERVICES & SUPPLIES—1.3%
790	Rollins Inc.	28
148	Waste Management Inc.	17
		45
COMMUNICATIONS EQUIPMENT—1.2%
924	Cisco Systems Inc.	41
CONTAINERS & PACKAGING—0.7%
178	Aptargroup Inc.	24
DIVERSIFIED FINANCIAL SERVICES—1.4%
213	Berkshire Hathaway Inc. Class B*	48
DIVERSIFIED TELECOMMUNICATION SERVICES—5.3%
1,952	AT&T Inc.	56
1,662	Liberty Global plc Class C*	40
1,551	Verizon Communications Inc.	85
		181
ELECTRIC UTILITIES—2.2%
316	Avangrid Inc.	15
608	NextEra Energy Inc.	49
152	Southern Co.	9
		73
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.6%
255	Plexus Corp.*	20
COMMON STOCKS—Continued
Shares		Value
ENTERTAINMENT—1.4%
323	Electronic Arts Inc.	$46
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—4.1%
1,350	Easterly Government Properties Inc.	30
88	EastGroup Properties Inc.	12
1,023	Equity Commonwealth	29
2,030	Lexington Realty Trust	21
308	Life Storage Inc.	25
390	Terreno Realty Corp	22
		139
FOOD & STAPLES RETAILING—3.7%
39	Casey's General Stores Inc.	7
1,255	Kroger Co.	43
1,117	Sprouts Farmers Market Inc.*	25
352	Walmart Inc.	50
		125
FOOD PRODUCTS—4.7%
594	Campbell Soup Co.	29
931	Flowers Foods Inc.	21
166	General Mills Inc.	10
169	Hershey Co.	25
670	Hormel Foods Corp.	31
302	JM Smucker Co.	35
113	John B Sanfilippo & Son Inc.	9
		160
HEALTH CARE EQUIPMENT & SUPPLIES—1.4%
113	Baxter International Inc.	9
356	Medtronic plc (Ireland)	39
		48
HEALTH CARE PROVIDERS & SERVICES—2.0%
52	Chemed Corp.	27
348	DaVita Inc.*	41
		68
HOUSEHOLD DURABLES—2.5%
247	Garmin Ltd.	29
160	Helen of Troy Ltd.*	39
82	Whirlpool Corp.	15
		83
HOUSEHOLD PRODUCTS—3.8%
164	Church & Dwight Co. Inc.	14
188	Colgate-Palmolive Co.	15
204	Kimberly-Clark Corp	27
582	Procter & Gamble Co.	74
		130
INSURANCE—4.6%
495	Aflac Inc.	22
358	Allstate Corp.	38
86	Erie Indemnity Co. Class A	21
88	Everest Re Group Ltd.	19
165	Hanover Insurance Group Inc.	18
106	Marsh & McLennan Companies	12
542	MetLife Inc.	26
		156
INTERNET & DIRECT MARKETING RETAIL—0.8%
494	eBay Inc.	28

Harbor Robeco US Conservative Equities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—Continued
Shares		Value
IT SERVICES—5.3%
277	Akamai Technologies Inc.*	$31
510	Amdocs Ltd.	36
94	CACI International Inc.*	23
315	Genpact Ltd.	12
404	ManTech International Corp.	36
1,877	Western Union Co.	42
		180
MACHINERY—0.2%
36	Cummins Inc.	8
MEDIA—1.8%
448	Comcast Corp.	22
646	Omnicom Group Inc.	40
		62
METALS & MINING—0.7%
191	Reliance Steel & Aluminum Co.	22
MULTILINE RETAIL—3.6%
293	Dollar General Corp.	57
362	Target Corp	66
		123
MULTI-UTILITIES—1.5%
267	Dominion Energy Inc.	19
437	Public Service Enterprise Group Inc.	25
61	Sempra Energy	8
		52
PHARMACEUTICALS—8.4%
634	Johnson & Johnson	104
1,184	Merck & Co. Inc.	91
2,535	Pfizer Inc.	91
		286
PROFESSIONAL SERVICES—1.2%
223	Verisk Analytics Inc.	41
COMMON STOCKS—Continued
Shares		Value
ROAD & RAIL—2.1%
159	Kansas City Southern	$32
192	Landstar System Inc.	27
638	Schneider National Inc. Class B	13
		72
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.5%
896	Intel Corp.	50
SOFTWARE—6.8%
396	Microsoft Corp.	92
939	Nortonlifelock Inc.	20
1,490	Oracle Corp.	90
80	Zoom Video Communications Inc.*	29
		231
SPECIALTY RETAIL—3.7%
475	Best Buy Co. Inc.	52
602	Buckle Inc.	24
191	Murphy USA Inc.	24
60	O'Reilly Automotive Inc.*	25
		125
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—4.0%
1,012	Apple Inc.	134
TOTAL COMMON STOCKS
(Cost $3,058)		3,249
TOTAL INVESTMENTS—95.8%
(Cost $3,058)		3,249
CASH AND OTHER ASSETS, LESS LIABILITIES—4.2%		144
TOTAL NET ASSETS—100.0%		$3,393

FAIR VALUE MEASUREMENTS
All investments at January 31, 2021 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1. There were no Level 3 investments at January 31, 2021 or October 31, 2020.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Robeco Emerging Markets Active Equities Fund
Portfolio of Investments—January 31, 2021 (Unaudited)

Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—95.9%
Shares		Value
AIR FREIGHT & LOGISTICS—0.1%
13,000	Sinotrans Ltd. (China)	$4
AUTO COMPONENTS—1.7%
545	Hankook Tire & Technology Co. Ltd. (South Korea)	20
53	Hyundai Mobis Co. Ltd. (South Korea)*	15
1,369	Shandong Linglong Tyre Co. Ltd. (China)	9
11,900	Sri Trang Agro-Industry PCL NVDR (Thailand)[1]	12
4,000	Tianneng Power International Ltd. (China)	8
		64
AUTOMOBILES—4.2%
16,500	Baic Motor Corp. Ltd. (China)[2]	6
500	Byd Co. Ltd. (China)	15
7,000	Great Wall Motor Co. Ltd. Class H (China)	22
439	KIA Motors Corp. (South Korea)	32
1,315	Mahindra & Mahindra Ltd. GDR (India)[1]	14
575	Nio Inc. ADR (China)*,1	33
1,448	Tata Motors Ltd. ADR (India)*,1	26
861	Tofas Turk Otomobil Fabrikasi AS (Turkey)	4
2,000	Yadea Group Holdings Ltd. (China)[2]	5
		157
BANKS—12.5%
53,000	Agricultural Bank of China Ltd. (China)	19
591	Al Rajhi Bank (Saudi Arabia)	12
6,700	AMMB Holdings BHD (Malaysia)	5
2,900	Banco Do Brasil SA (Brazil)*	18
2,483	Banco Santander Brasil SA ADR (Brazil)[1]	18
2,100	Bangkok Bank PCL (Thailand)	8
16,900	Bank Mandiri Persero TBK PT (Indonesia)	8
8,900	Bank of Chengdu Co. Ltd. (China)	14
80,000	Bank of China Ltd. (China)	27
26,000	Bank of Communications Co. Ltd. (China)	14
20,150	Bank of Jiangsu Co. Ltd. (China)	17
3,200	Bank of Shanghai Co. Ltd. (China)	4
1,614	BNK Financial Group Inc. (South Korea)	8
36,000	China Citic Bank Corp. Ltd. (China)	16
53,000	China Construction Bank Corp. (China)	40
15,000	China Everbright Bank Co. Ltd. (China)	6
31,500	China Minsheng Banking Corp Ltd. (China)	18
25,000	Chongqing Rural Commercial Bank Co. Ltd. (China)	11
9,000	CTBC Financial Holding Co. Ltd. (Taiwan)	6
1,382	DGB Financial Group Inc. (South Korea)	8
653	Hana Financial Group Inc. (South Korea)	19
500	ICICI Bank Ltd. ADR (India)*,1	8
27,000	Industrial & Commercial Bank of China Ltd. (China)	17
1,149,587	Itau Corpbanca Chile SA (Chile)	4
1,385	JB Financial Group Co. Ltd. (South Korea)	6
564	KB Financial Group Inc. (South Korea)	20
9,300	Kiatnakin Bank PCL NVDR (Thailand)[1]	17
10,889	Masraf Al Rayan Q.S.C (Qatar)	13
945	Moneta Money Bank AS (Czech Republic)*,2	3
6,700	RHB Bank BHD (Malaysia)	9
1,282	Samba Financial Group (Saudi Arabia)	10
1,180	Sberbank of Russia PJSC ADR (Russia)[1]	16
618	Shinhan Financial Group Co. Ltd. (South Korea)	17
600	Siam Commercial Bank PCL (The) (Thailand)	2
16,000	SinoPac Financial Holdings Co. Ltd. (Taiwan)	6
120	State Bank of India GDR (India)*,1	5
102	Tcs Group Holding plc GDR (Russia)[1]	4
13,700	Thanachart Capital PCL NVDR (Thailand)[1]	15
		468
COMMON STOCKS—Continued
Shares		Value
BEVERAGES—1.1%
3,800	Carabao Group PCL NVDR (Thailand)[1]	$18
200	Chongqing Brewery Co. Ltd. (China)	4
315	Hite Jinro Co. Ltd. (South Korea)	9
200	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (China)	12
		43
BUILDING PRODUCTS—0.2%
94	LG Hausys Ltd. (South Korea)	6
CAPITAL MARKETS—1.1%
15,000	Capital Securities Corp. (Taiwan)	7
29,500	China Galaxy Securities Co. Ltd. (China)	18
5,000	CSC Financial Co. Ltd. (China)[2]	7
1,600	GF Securities Co. Ltd. (China)	2
2,553	Investec Ltd. (South Africa)	7
		41
CHEMICALS—0.4%
46	Korea Petrochemical Industries Co. Ltd. (South Korea)	12
65	LOTTE Fine Chemical Co. Ltd. (South Korea)	3
		15
CONSTRUCTION & ENGINEERING—1.1%
24,000	China Railway Group Ltd. (China)	11
74	Daelim Industrial Co. Ltd. (South Korea)	4
93	Dl E&c Co. Ltd. (South Korea)*	9
364	HDC Hyundai Development Co-Engineering & Construction (South Korea)	9
400	Larsen & Toubro Ltd. GDR (India)[1]	7
9,000	Metallurgical Corp of China Ltd. (China)	2
		42
CONSTRUCTION MATERIALS—1.3%
2,000	Anhui Conch Cement Co. Ltd. (China)	12
12,000	China National Building Material Co. Ltd. (China)	14
267	City Cement Co. (Saudi Arabia)	2
800	Huaxin Cement Co. Ltd. (China)	2
14,900	Tipco Asphalt PCL NVDR (Thailand)[1]	10
46,000	West China Cement Ltd. (China)	7
		47
CONSUMER FINANCE—0.2%
500	AEON Thana Sinsap Thailand PCL NVDR (Thailand)[1]	3
169	Samsung Card Co. Ltd. (South Korea)	5
		8
DIVERSIFIED FINANCIAL SERVICES—0.1%
7,000	Yuanta Financial Holding Co. Ltd. (Taiwan)	5
DIVERSIFIED TELECOMMUNICATION SERVICES—1.8%
1,132	Hellenic Telecommunications Organization SA (Greece)	17
1,442	KT Corp. ADR (South Korea)[1]	15
2,841	Ooredoo QPSC (Qatar)	7
6,200	Telekom Malaysia BHD (Malaysia)	10
1,903	Telkom SA SOC Ltd. (South Africa)	4
12,462	Turk Telekomunikasyon AS (Turkey)	13
		66
ELECTRIC UTILITIES—0.8%
1,303	Cia Paranaense de Energia ADR (Brazil)*,1	16
83,866	ENEL Chile SA (Chile)	6
1,400	Transmissora Alianca de Energia Eletrica SA (Brazil)*	8
		30

Harbor Robeco Emerging Markets Active Equities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—Continued
Shares		Value
ELECTRICAL EQUIPMENT—0.3%
3,000	China High Speed Transmission Equipment Group Co. Ltd. (China)	$3
8,000	Shanghai Electric Group Co. Ltd. (China)*	3
8,000	TECO Electric and Machinery Co. Ltd. (Taiwan)	7
		13
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.1%
1,000	Delta Electronics Thailand PCL NVDR (Thailand)[1]	18
1,500	Hana Microelectronics PCL NVDR (Thailand)[1]	3
10,000	Hon Hai Precision Industry Co. Ltd. (Taiwan)	40
3,500	Kingboard Holdings Ltd. (Hong Kong)	14
800	Lens Technology Co. Ltd. Class A (China)	4
115	LG Innotek Co. Ltd. (South Korea)	20
4,000	PAX Global Technology Ltd. (China)	4
3,000	Tripod Technology Corp (Taiwan)	14
		117
ENTERTAINMENT—0.4%
1,000	Soft World International Corp. (Taiwan)	4
397	Webzen Inc. (South Korea)*	12
		16
FOOD & STAPLES RETAILING—0.6%
166	Abdullah Al Othaim Markets Co. (Saudi Arabia)	6
7,114	Cencosud SA (Chile)	12
32	E-Mart Inc. (South Korea)	5
		23
FOOD PRODUCTS—1.9%
12,700	Charoen Pokphand Foods NVDR PCL (Thailand)[1]	12
1,310	Gruma SAB de CV (Mexico)	14
5,400	Grupo Bimbo SAB de CV (Mexico)	10
3,000	Heilongjiang Agriculture (China)	8
5,000	Marfrig Global Foods SA (Brazil)*	12
6,000	Minerva SA (Brazil)*	10
17	NongShim Co. Ltd. (South Korea)	4
		70
GAS UTILITIES—0.2%
65,400	Perusahaan Gas Negara TBK PT (Indonesia)	6
HEALTH CARE EQUIPMENT & SUPPLIES—1.1%
4,600	Hartalega Holdings BHD (Malaysia)	15
6,133	Supermax Corp. BHD (Malaysia)*	10
9,600	Top Glove Corp. BHD (Malaysia)	16
		41
HEALTH CARE PROVIDERS & SERVICES—1.4%
2,033	Al Hammadi Co. For Development And Investment (Saudi Arabia)*	15
3,700	Jointown Pharmaceutical Group Co. Ltd. (China)*	11
2,300	Qualicorp Consultoria e Corretora de Seguros SA (Brazil)*	13
8,100	Shanghai Pharmaceuticals Holding Co. Ltd. (China)	14
		53
HOUSEHOLD DURABLES—2.5%
4,355	Arcelik As (Turkey)*	20
1,700	Construtora Tenda SA (Brazil)	9
3,000	Even Construtora e Incorporadora SA (Brazil)	6
2,500	Hangzhou Robam Appliances Co. Ltd. (China)	15
161	LG Electronics Inc. (South Korea)	22
11,527	Skyworth Group Ltd. (China)*	4
COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD DURABLES—Continued
2,700	Suofeiya Home Collection Co. Ltd. (China)	$13
5,000	TCL Electronics Holdings Ltd. (China)*	4
		93
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.3%
34,592	Colbun SA (Chile)	6
49,400	Gunkul Engineering NVDR PCL (Thailand)[1]	4
		10
INDUSTRIAL CONGLOMERATES—0.2%
7,000	CITIC Ltd. (Hong Kong)	6
1,000	Shanghai Industrial Holdings Ltd. (Hong Kong)	1
		7
INSURANCE—3.1%
3,400	BB Seguridade Participacoes SA (Brazil)	17
32,000	China Reinsurance Group Corp. (China)	3
13,000	Fubon Financial Holding Co. Ltd. (Taiwan)	21
1,767	Korean Reinsurance Co. (South Korea)	12
1,775	Liberty Holdings Ltd. (South Africa)	7
3,200	New China Life Insurance Co Ltd. (China)	12
22,758	Old Mutual Ltd. (South Africa)	20
9,000	People's Insurance Co Group of China Ltd. (China)	3
8,000	PICC Property & Casualty Co. Ltd. (China)	6
500	Ping An Insurance Group Co. of China Ltd. (China)	6
1,600	Qualitas Controladora SAB de CV (Mexico)	8
		115
INTERACTIVE MEDIA & SERVICES—6.8%
167	Baidu Inc. ADR (China)*,1	39
58	Naver Corp. (South Korea)	18
2,200	Tencent Holdings Ltd. (China)	196
		253
INTERNET & DIRECT MARKETING RETAIL—10.2%
737	Alibaba Group Holding Ltd. ADR (China)*,1	187
34	GS Home Shopping Inc. (South Korea)	4
56	Hyundai Home Shopping Network Corp. (South Korea)	4
388	JD.com Inc. ADR (China)*,1	34
1,600	Meituan Dianping Class B (China)*	74
221	Naspers Ltd. (South Africa)	51
169	Pinduoduo Inc. ADR (China)*,1	28
		382
IT SERVICES—2.5%
3,079	Infosys Ltd. ADR (India)[1]	52
417	QIWI plc ADR (Russia)[1]	4
3,343	Wipro Ltd. ADR (India)[1]	20
250	WNS Holdings Ltd. ADR (India)*,1	17
		93
MACHINERY—1.0%
17,000	Lonking Holdings Ltd. (China)	6
4,000	Sinotruk Hong Kong Ltd. (Hong Kong)	12
14,600	Zoomlion Heavy Industry Science And Technology Co. Ltd. (China)	20
		38
MARINE—1.4%
15,500	Cosco Shipping Holdings Co. Ltd. (China)*	16
1,623	Costamare Inc. (Greece)	13

Harbor Robeco Emerging Markets Active Equities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—Continued
Shares		Value
MARINE—Continued
12,000	Evergreen Marine Corp. Taiwan Ltd. (Taiwan)*	$13
4,000	SITC International Holdings Co. Ltd. (Hong Kong)	9
		51
MEDIA—0.9%
10,400	China South Publishing & Media Group Co Ltd. (China)	15
12,100	Focus Media Information Technology Co. Ltd. (China)	20
		35
METALS & MINING—3.8%
553	African Rainbow Minerals Ltd. (South Africa)	10
10,000	Angang Steel Co. Ltd. (China)	4
749	CAP SA (Chile)	10
11,000	Jiangxi Copper Co. Ltd. (China)	18
71	KGHM Polska Miedz SA (Poland)*	4
1,150	Koza Altin Isletmeleri AS (Turkey)*	18
8,589	Koza Anadolu Metal Madencilik Isletmeleri AS (Turkey)*	18
451	Kumba Iron Ore Ltd. (South Africa)	18
5,990	Shougang Fushan Resources Group Ltd. (Hong Kong)	1
2,000	Tata Steel Ltd. GDR (India)*,1	17
1,627	Vale SA ADR (Brazil)[1]	26
		144
OIL, GAS & CONSUMABLE FUELS—5.0%
87,600	Adaro Energy TBK PT (Indonesia)	7
41,400	Akr Corporindo TBK PT (Indonesia)	8
27,000	China Coal Energy Co. Ltd. (China)	8
11,000	China Shenhua Energy Co. Ltd. (China)	20
18,000	COSCO SHIPPING Energy Transportation Co. Ltd. (China)	7
1,400	Enauta Participacoes SA (Brazil)	3
260	GS Holdings Corp. (South Korea)	8
3,300	Indo Tambangraya Megah TBK PT (Indonesia)	3
122	LUKOIL PJSC ADR (Russia)[1]	9
2,898	Petroleo Brasileiro SA ADR (Brazil)[1]	29
5,600	PTT Exploration & Production PCL NVDR (Thailand)[1]	19
763	Reliance Industries Ltd. GDR (India)[1,2]	39
19,630	Shanxi Xishan Coal & Electricity Power Co. Ltd. (China)	15
18,000	Yanzhou Coal Mining Co. Ltd. (China)	14
		189
PERSONAL PRODUCTS—0.2%
2,200	By-Health Co. Ltd. (China)	8
PHARMACEUTICALS—1.3%
400	Dr. Reddy's Laboratories Ltd. ADR (India)[1]	24
1,600	Livzon Pharmaceutical Group Inc. (China)	6
3,100	Shandong Buchang Pharmaceuticals Co. Ltd. (China)	11
28,000	Sihuan Pharmaceutical Holdings Ltd. (China)	7
		48
PROFESSIONAL SERVICES—0.3%
488	Maharah Human Resources Co. (Saudi Arabia)	10
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.5%
6,000	Agile Group Holdings Ltd. (China)	7
8,700	Beijing Capital Development Co. Ltd. (China)	8
11,000	China Overseas Grand Oceans Group Ltd. (Hong Kong)	6
36,000	Gemdale Corp. (China)	5
4,000	Greenland Hong Kong Holdings Ltd. (Hong Kong)	1
9,000	KWG Group Holdings Ltd. (China)	12
8,000	Logan Property Holdings Co. Ltd. (China)	12
36,000	Yuexiu Property Co. Ltd. (Hong Kong)	7
		58
COMMON STOCKS—Continued
Shares		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—9.3%
378	DB Hitek Co. Ltd. (South Korea)	$21
2,000	Flat Glass Group Co. Ltd. (China)	8
2,000	Kinsus Interconnect Technology Corp. (Taiwan)	6
1,000	Realtek Semiconductor Corp. (Taiwan)	16
115	Silicon Works Co. Ltd. (South Korea)	7
19	SK Hynix Inc. (South Korea)	2
12,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	254
1,000	Topco Scientific Co. Ltd. (Taiwan)	4
17,000	United Microelectronics Corp. (Taiwan)	30
		348
SOFTWARE—0.1%
166	Asseco Poland SA (Poland)	3
SPECIALTY RETAIL—1.4%
2,000	China Meidong Auto Holdings Ltd. (China)	7
5,500	China Yongda Automobiles Services Holdings Ltd. (China)	8
1,000	Eeka Fashion Holdings Ltd. (China)	1
5,000	HLA Corp. Ltd. (China)	5
244	Jarir Marketing Co. (Saudi Arabia)	11
7,700	Shanghai Yuyuan Tourist Mart Group Co. Ltd. (China)	12
1,500	Zhongsheng Group Holdings (China)	9
		53
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—6.9%
5,000	Chicony Electronics Co. Ltd. (Taiwan)	15
22,000	Lenovo Group Ltd. (China)	26
9,000	Lite-On Technology Corp. (Taiwan)	18
5,000	Pegatron Corp (Taiwan)	14
4,000	Quanta Computer Inc. (Taiwan)	11
2,152	Samsung Electronics Co Ltd. (South Korea)	157
15,000	Wistron Corp. (Taiwan)	17
		258
TEXTILES, APPAREL & LUXURY GOODS—0.0%
74	Handsome Co. Ltd. (South Korea)	2
TRADING COMPANIES & DISTRIBUTORS—0.5%
872	Barloworld Ltd. (South Africa)*	5
324	LG International Corp. (South Korea)	8
2,900	Xiamen C & D Inc. (China)	4
		17
TRANSPORTATION INFRASTRUCTURE—0.4%
8,000	Cosco Shipping Ports Ltd. (China)	5
12,000	Zhejiang Expressway Co. Class H (China)	10
		15
WATER UTILITIES—0.3%
4,000	China Water Affairs Group Ltd. (China)	3
3,400	Cia de Saneamento de Minas Gerais-Copasa (Brazil)*	10
		13
WIRELESS TELECOMMUNICATION SERVICES—0.4%
1,564	Etihad Etisalat Co. (Saudi Arabia)	12
152	PLDT Inc. ADR (Philippines)[1]	4
		16
TOTAL COMMON STOCKS
(Cost $2,938)		3,594

Harbor Robeco Emerging Markets Active Equities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands
EXCHANGE-TRADED FUNDS—1.6%
(Cost $54)
Shares		Value
CAPITAL MARKETS—1.6%
1,573	iShares MSCI India ETF (India)	$61

PREFERRED STOCKS—1.6%
BANKS—0.3%
2,100	Banco Estado Rio Grande do Sul SA (Brazil)*	5
2,800	Itausa - Investimentos Itau SA (Brazil)	6
		11
ELECTRIC UTILITIES—0.5%
7,200	Cia Energetica de Minas Gerais (Brazil)*	18
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.7%
415	Samsung Electronics Co Ltd. (South Korea)	27
PREFERRED STOCKS—Continued
Shares		Value
WATER UTILITIES—0.1%
2,400	Cia de Saneamento do Parana (Brazil)*	$2
TOTAL PREFERRED STOCKS
(Cost $51)		58
TOTAL INVESTMENTS—99.1%
(Cost $3,043)		3,713
CASH AND OTHER ASSETS, LESS LIABILITIES—0.9%		33
TOTAL NET ASSETS—100.0%		$3,746

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2021 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$—	$122	$—	$122
Europe	46	100	—	146
Latin America	217	47	—	264
Middle East/Central Asia	230	98	—	328
Pacific Basin	348	2,386	—	2,734
Exchange-Traded Funds
Middle East/Central Asia	61	—	—	61
Preferred Stocks
Latin America	31	—	—	31
Pacific Basin	—	27	—	27
Total Investments in Securities	$933	$2,780	$—	$3,713
There were no Level 3 investments at January 31, 2021 or October 31, 2020.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At January 31, 2021, the aggregate value of these securities was $60 or 2% of net assets.

The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Robeco Funds
Notes to Portfolios of Investments—January 31, 2021 (Unaudited)

Note 1—Organizational Matters
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of January 31, 2021, the Trust consists of 36 separate portfolios. The portfolios covered by this report are: Harbor Robeco Emerging Markets Conservative Equities Fund, Harbor Robeco Global Conservative Equities Fund, Harbor Robeco International Conservative Equities Fund, Harbor Robeco US Conservative Equities Fund, and Harbor Robeco Emerging Markets Active Equities Fund (individually or collectively referred to as a “Fund” or the “Funds," respectively). Harbor Capital Advisors, Inc. (“Harbor Capital”) is the investment adviser for the Funds.
 Note 2—Significant Accounting Policies
Security Valuation
The Trust’s valuation procedures permit the Funds to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock, and convertible preferred stock), exchange-traded funds and financial derivative instruments (such as futures contracts, options contracts, including rights and warrants and centrally cleared swap agreements) that are traded or cleared on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded or cleared as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Securities of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.
Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Such securities are normally categorized as Level 2 in the fair value hierarchy.
Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, and swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing vendor, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing vendor or subadviser using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized as Level 2 in the fair value hierarchy.
A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing vendor to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official

Harbor Robeco Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing securities are not necessarily indicative of the risk associated with investing in those securities. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–
Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.

The categorization of investments into Levels 1, 2, or 3, and a summary of significant unobservable inputs used for Level 3 investments, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule. For fair valuations using significant unobservable inputs, if any, a reconciliation of the beginning to ending balances for reported fair values is provided at the end of each Fund’s Portfolio of Investments schedule that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.
Securities Transactions
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed).
Please refer to the most recent semi-annual reports on the Harbor Funds’ website at harborfunds.com for more information regarding each Fund’s significant accounting policies, investments, and related transactions.

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111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com
Trustees & Officers
Charles F. McCain
Chairman, President & Trustee
Scott M. Amero
Trustee
Donna J. Dean
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Kathryn L. Quirk
Trustee
Douglas J. Skinner
Trustee
Ann M. Spruill
Trustee
Erik D. Ojala
Chief Compliance Officer
Anmarie S. Kolinski
Treasurer
Kristof M. Gleich
Vice President
Gregg M. Boland
Vice President
Diana R. Podgorny
Secretary
Jodie L. Crotteau
Assistant Secretary
Lana M. Lewandowski
AML Compliance Officer
& Assistant Secretary
Lora A. Kmieciak
Assistant Treasurer
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor
Harbor Funds Distributors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Services
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
FD.NQ.DE.0120